Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.550% Bonds due 2030
Amount Registered | shares	375,000,000
Maximum Aggregate Offering Price	$ 375,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 51,787.50
Rule 457(f)	true
Amount of Securities Received | shares	375,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 375,000,000.00
Fee Note MAOP	$ 375,000,000.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"). Represents the maximum aggregate offering price of all bonds to be offered in the exchange offers to which the registration statement relates. (2) Calculated pursuant to Rule 457(f) under the Securities Act.